Subsequent Events - Additional Information (Detail) - $ / shares		6 Months Ended
	Aug. 10, 2023	Jun. 30, 2023
Disclosure of Events After Reporting Period [line items]
Declaration of quarterly dividend rate description		Under the Company’s dividend policy, the quarterly dividend per common share is targeted to equal approximately 30% of the average cash flow generated by operating activities in the previous four quarters divided by the Company’s then outstanding common shares, all rounded to the nearest cent.
Dividend rate percentage		30.00%
Major Ordinary Share Transactions [member]
Disclosure of Events After Reporting Period [line items]
Dividend per share	$ 0.15
Dividend payable, date of record	Aug. 25, 2023
Dividend payable date	Sep. 07, 2023
Quarterly dividend [member]
Disclosure of Events After Reporting Period [line items]
Minimum quarterly dividend to be paid during year		$ 0.15